Basis Of Preparation Of The Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Significant Investments in Subsidiaries
The consolidated information disclosed in these consolidated financial statements includes the following subsidiaries:

Subsidiary	Main business	Country	% of direct and indirect interest as of
			December 31, 2021	December 31, 2020	December 31, 2019
Cofesur S.A.U.	Investment	Argentina	100.00	100.00	100.00
Ferrosur Roca S.A. (1)	Rail freight transportation	Argentina	80.00	80.00	80.00
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00

(1)	Directly controlled by Cofesur S.A.U.

Summary of Financial Information of Subsidiaries with Material Non-controlling Interests

	2021	2020
Current assets	1,071,012	1,466,751
Non-current assets	1,836,954	2,397,389
Current liabilities	1,536,215	1,327,014
Non-current liabilities	533,371	490,251
Shareholders’ equity attributable to owners of the parent company	670,703	1,637,501
Non-controlling interest	167,676	409,375

	2021	2020	2019
Revenues	5,979,825	5,427,309	7,493,132
Financial results, net	(57,992)	566,262	(1,293,678)
Depreciation	(1,103,103)	(1,233,502)	(1,269,555)
Income tax	(12,667)	143,855	121,491
Net losses for the year (*)	(1,208,497)	(1,666,540)	(1,670,519)

(*)	As of December 31, 2021, 2020, and 2019 net losses include an income for elimination of intragroup transactions of 16,751, 17,912, and 712,991 respectively.

	2021	2020	2019
Net cash generated by operating activities	472,442	363,042	608,156
Net cash generated by (used in) investing activities	(589,526)	(623,386)	112,207
Net cash generated by/(used in) financing activities	91,664	(1,016,648)	(1,187,017)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(19,023)	1,270,924	(27,349)